Schedule of Warrants (Details) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Subsidiary, Sale of Stock [Line Items]
Beginning balance	217,477
Weighted Average Exercise Price Balance, Beginning balance	$ 99.69
Warrants issued	463,686	425,214
Weighted Average Exercise Price of Warrants issued	$ 35.77	$ 102.57
Warrants exercised	(221,307)	(207,737)
Weighted Average Exercise Price of Warrants exercised	$ 20.92	$ 100.14
Ending balance	459,856	217,477
Weighted Average Exercise Price Balance, Ending balance	$ 52.29	$ 99.69
PIPE [Member]
Subsidiary, Sale of Stock [Line Items]
Beginning balance	142,857
Warrants issued	463,686	218,214
Warrants exercised	(221,307)	(75,357)
Ending balance	385,236	142,857
IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Beginning balance	74,620
Warrants issued		207,000
Warrants exercised		(132,380)
Ending balance	74,620	74,620